Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accrued Liabilities And Other Payables Abstract
Payroll payables	$ 126,336	$ 60,347
Other payables	102,873	17,220
Total	$ 229,209	$ 77,567